GEOGRAPHIC INFORMATION (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 69,885	$ 73,517
Networking [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	61,111	64,103
Technology [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 8,774	$ 9,414